Description of Business, Organization and Significant Concentrations and Risks - Country Risk and Cash Concentration (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Concentrations and Risks
Cash and cash equivalents balances	¥ 154,197,758	$ 22,149,122	¥ 190,586,342
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Cash and cash equivalents balances	154,186,801		190,586,342
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Cash and cash equivalents balances	59,517,386		143,760,681
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances	47,224,436		143,760,647
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances	12,292,950		34
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Cash and cash equivalents balances	94,669,415		46,825,661
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances			672
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances	91,793,594		38,358,069
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
Significant Concentrations and Risks
Cash and cash equivalents balances	2,875,819		8,064,121
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Great Britain Pound
Significant Concentrations and Risks
Cash and cash equivalents balances	¥ 2		¥ 402,799